Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Assets in service:
Less accumulated depreciation	$ 5,407	$ 5,203		$ 5,519
Property, plant and equipment - net	11,318	10,569		11,504
Composite Depreciation Rate	3.90%	4.00%	4.00%
Distribution
Assets in service:
Total assets in service	9,745	9,486
Composite Depreciation Rate	4.10%
Avg Life	24 years 6 months
Transmission
Assets in service:
Total assets in service	5,482	4,919
Composite Depreciation Rate	2.80%
Avg Life	35 years 2 months 12 days
Other Assets
Assets in service:
Total assets in service	856	822
Composite Depreciation Rate	9.30%
Avg Life	10 years 9 months 18 days
Total assets in service
Assets in service:
Total assets in service	16,083	15,227		16,189
Property, plant and equipment - net	10,676	10,024		10,670
Construction work in progress
Assets in service:
Property, plant and equipment - net	627	530		819
Held for future use
Assets in service:
Property, plant and equipment - net	$ 15	$ 15		$ 15